Investment in Securities - Schedule of Investment in Securities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Investment in Securities [Abstract]
Beginning balance
Acquisition of securities	10,000,000
Decrease in fair value	(8,377,193)
Ending balance	$ 1,622,807